RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Cost of revenues	$ 3,561	$ 3,343	$ 4,613
Research And Development Expense [Member]
Related Party Transaction [Line Items]
Expenses	1,093	1,465	1,244
Selling And Marketing Expense [Member]
Related Party Transaction [Line Items]
Expenses	733	737	914
General And Administrative Expense [Member]
Related Party Transaction [Line Items]
Expenses	1,109	606	1,123
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 1,019	$ 51	$ 100